Investments in Finance Leases (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Schedule of Net Investments in Finance Leases	At December 31, 2016, net investments in finance leases consisted of the following:
Minimum rents receivable	$970,258
Estimated unguaranteed residual value	68,002
Unearned income	(111,509)

$926,751

SQN AIF V GP, LLC [Member]
Schedule of Net Investments in Finance Leases	At December 31, 2016, net investments in finance leases consisted of the following:
Minimum rents receivable	$970,258
Estimated unguaranteed residual value	68,002
Unearned income	(111,509)

$926,751